Cash and cash equivalents (Details 2)	12 Months Ended
Dec. 31, 2022
US Dollars
Cash and cash equivalents
Average maturity period	21 days
Effective interest rate	4.43%
Euro
Cash and cash equivalents
Average maturity period	12 days
Effective interest rate	1.75%